Stock-Based Compensation (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 16, 2023	Nov. 01, 2022	Aug. 16, 2022	Jul. 31, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield								0.00%	0.00%
Weighted average grant-date fair value of stock options granted								$ 3.10	$ 0.39	$ 5.35	$ 5.43
Stock-based compensation expense						$ 2,672,000	$ 3,598,000	$ 8,628,000	$ 11,442,000	$ 15,017,000	$ 15,856,000
Aggregate intrinsic value, stock option exercised										$ 0	$ 7,997,000
Expected volatility								110.80%	86.50%	86.50%	77.10%
Risk-free interest rate								4.50%	4.10%	4.10%	2.70%
Expected term (in years)								5 years 6 months	5 years 7 months 6 days	5 years 7 months 6 days	5 years 10 months 24 days
Stock based compensation							0		$ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						2,077,000	2,255,000	$ 6,306,000	6,952,000	$ 9,293,000	$ 10,702,000
Estimated weighted-average amortization period						8,370,000		$ 8,370,000		$ 13,449,000
Estimated weighted-average amortization period								2 years 7 months 13 days		2 years 7 months 2 days
Awards With Performance Conditions [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield								0.00%		0.00%
Stock-based compensation expense										$ 0	881,000
Estimated weighted-average amortization period										$ 1,175,000
Vested options to acquire shares			105,000
Vested options to acquire per share			$ 29.90
Stock option vesting			80,000
Expected volatility		79.90%
Risk-free interest rate								2.95%		2.95%
Expected term (in years)								5 years		5 years
Number of shares remaining stock options forfeited	60,000
Awards With Performance Conditions [Member] | Initial Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options to acquire shares			25,000
Awards With Performance Conditions [Member] | Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options to acquire shares		20,000
Awards With Market Conditions [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options to acquire shares					246,928
Vested options to acquire per share					$ 63.20
Vesting description								vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date		vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date
Stock based compensation											1,167,000
Reversed stock based compensation expenses											1,681,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period								2 years		2 years
Stock-based compensation expense						595,000	$ 1,343,000	$ 2,322,000	$ 4,490,000	$ 5,724,000	$ 4,787,000
Estimated weighted-average amortization period						4,086,000		$ 4,086,000		$ 7,732,000
Estimated weighted-average amortization period								2 years 2 months 12 days		2 years 21 days
Number of Shares Granted										954,931,000
Weighted Average Grant Date Fair Value, Granted										$ 6.29
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage								25.00%		50.00%
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage										50.00%
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated weighted-average amortization period										$ 871,000
Estimated weighted-average amortization period										1 year 9 months 14 days
Stock based compensation										$ 0
Number of Shares Granted				174,500
Weighted Average Grant Date Fair Value, Granted				$ 5.00
Market Condition Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated weighted-average amortization period						$ 145,833,000		$ 145,833,000
Stock based compensation								$ 28,667,000
Number of Shares Granted				174,500
Weighted Average Grant Date Fair Value, Granted								$ 5.00
Maximum [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period				3 years
Maximum [Member] | Market Condition Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period				3 years
Minimum [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period				1 year
Minimum [Member] | Market Condition Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period				1 year
Two Thousand And Twenty One [Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of shares issued from outstanding capital stock, maximum								4.00%		4.00%
Two Thousand And Twenty One [Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares remaining available for future grant						1,254,803		1,254,803		821,789		2,091,528
Number of shares issued for future issuance automatic increase period								10 years		10 years
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares remaining available for future grant						3,234,204		3,234,204		3,234,204
Percentage of fair market value										100.00%
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, expiration period								10 years		10 years
Options vesting period								4 years		4 years
2017 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period								3 years		3 years